UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Shareholders

Equity Index 500 Fund	June 30, 2016

The views and opinions in this report were current as of June 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Most major U.S. stock indexes rose in the first half of 2016, a period of significant global market volatility. Equity markets started the year with deep losses as oil prices collapsed to 13-year lows amid concerns about weakening Chinese and global economic growth. In fact, by mid-February, U.S. small-caps had fallen into a bear market, commonly defined as a drop of at least 20% from recent highs. However, equities and other risk assets rallied through late June as central banks in Japan and Europe unveiled new stimulus efforts. Also, the dollar weakened due to diminishing expectations for U.S. interest rate increases in 2016, and commodity prices rebounded sharply. As the period ended, global markets fluctuated wildly in response to the UK’s vote to leave the European Union. For the six months ended June 30, 2016, the Equity Index 500 Fund, Total Equity Market Index Fund, and Extended Equity Market Index Fund each recorded positive results.

MARKET ENVIRONMENT

While the U.S. economy grew at a sluggish 1.1% annual rate in the first quarter, the underlying trend of moderate expansion seems to remain in place. We believe growth is likely to rebound to roughly 2% over the balance of the year. The domestic labor market has been resilient in the face of unfavorable economic developments overseas. Although the pace slowed in the second quarter, jobs growth has been averaging 200,000 per month over the past year, and the national unemployment rate was 4.7% in May, its lowest level in more than eight years. Housing and retail sales data were solid. Existing home sales rose in May to the highest level since February 2007, and retail sales grew 3.1% compared with the same period in 2015.

Headline inflation rose 1.0% in the 12-month period ended June 30. The consumer price index (CPI) stayed below the Fed’s 2% target, held down by a 9% drop in the energy category. Core CPI (which excludes volatile food and energy prices) has risen 2.3% over the most recent 12 months. After starting the year around $37 per barrel, West Texas Intermediate oil prices fell to below $27 in mid-February before climbing to about $50 by the end of June. The price rebound was attributed to speculation about global production cuts and, to a lesser extent, supply disruptions in Nigeria and Canada. Despite the 30% gain in the first half of 2016, oil prices have fallen about 19% since June 2015 amid a global supply glut.

The Federal Reserve raised short-term rates in December, but due to the slowdown in economic activity and elevated global risks, the central bank has kept rates unchanged thus far in 2016. However, in June, the Fed’s policymaking committee did slightly reduce its growth outlook for the remainder of this year and for 2017 and adjusted its policy normalization plan to a more gradual path. We believe that another Fed rate hike is possible this year if the labor market recovery persists and measures of domestic demand strengthen.

In the U.S., mid-cap shares decisively outperformed their larger and smaller counterparts. Stocks in the telecommunication services and utilities sectors outperformed other sectors, helped by investors seeking attractive income versus low-yielding fixed income alternatives. After losing ground in 2015, energy stocks rallied with crude oil prices, and shares of consumer staples companies also produced solid gains. Financial stocks underperformed as the expected rise in U.S. interest rates, which could help banks make more profitable loans, failed to materialize. Turmoil in Europe’s banking sector also weighed on U.S. financials. Health care and information technology stocks also lagged.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serve as core holdings in an investor’s portfolio as they offer attributes that many investors will find appealing.

●

They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund owned 1,403 and 1,619 holdings, respectively, as of June 30, 2016. (Diversification cannot assure a profit or protect against loss in a declining market.)

●

They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price-to-earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so that the index funds can accommodate cash flows and remain fully invested.

●

They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund. Since the funds are designed to track their respective indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining.

●	Their expenses are generally low, which allows investors to retain more of their returns.

Equity Index 500 Fund
The Equity Index 500 Fund returned 3.70% in the six months ended June 30, 2016, versus 3.84% for the S&P 500 Index. (Performance will vary for the I Class shares, reflecting their different fee structure.) Fund performance tends to slightly lag that of the benchmark due to operating and management expenses. The majority of names in the index recorded positive results for the six-month period. The telecommunication services sector posted strong gains, returning nearly 25%, and utilities and energy—in a reversal from last year—also posted solid returns. Financials and information technology were the only sectors to lose ground during the period.

Telecom services companies AT&T and VerizonCommunications, the top wireless phone operators in the U.S., were two of the fund’s largest contributors during the period. While they reported earnings in line with expectations and have low growth profiles, the companies’ attractive dividends combined with their relative insulation from volatility outside the U.S. led to strong performance. A similar story led to outperformance in the utilities sector, where top contributors included Florida-based NextEra Energy and North Carolina-based Duke Energy. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Energy stocks were also among the best performers in this year’s first half, a dramatic change from 2015 when oil and natural gas prices collapsed amid concerns of excess supply and slowing global growth. Global oil companies ExxonMobil and Chevron ranked among the fund’s top contributors. Both stocks rallied as U.S. oil prices rebounded from February’s lows and crossed the $50 per barrel threshold in June for the first time in nearly a year.

Several of the fund’s biggest detractors were banks, such as Bank of America, Wells Fargo, and Citigroup. The sector faced downward pressure amid concerns ranging from nonperforming loans to energy companies, difficult trading conditions in the first quarter, and low interest rates globally. June’s Brexit referendum dealt another blow to financials as investors worried that the decision would hurt economic growth in the UK and Europe and spur global central banks to further ease monetary policy, which would push interest rates even lower worldwide and severely impact banks’ profitability and stability.

In the IT sector, Apple was among the weakest performers. The company’s shares have slid since mid-2015 as iPhone sales have dropped, increasing investor concerns that its high-growth days are over. Apple was one of the so-called FANG stocks that were notably strong performers amid the generally tepid market results in 2015. In the first half of 2016, the other members of the group have experienced divergent results. Along with Apple, Alphabet (parent company of Google) and Netflix have struggled, while Facebook and Amazon.com remained top contributors.

S&P Dow Jones Indices authorized several additions and deletions to the composition of the S&P 500 Index during the period. Please see The Evolving S&P 500 Index table on page 17 for a complete list of index changes.

Total Equity Market Index Fund
The Total Equity Market Index Fund returned 3.56% for the six months ended June 30, 2016, versus 3.57% for its benchmark, the S&P Total Market Index. Fund performance often slightly trails that of the benchmark due to operating and management expenses. The S&P Total Market Index represents the entire U.S. stock market. It combines the S&P 500 and S&P Completion Indexes, offering broad exposure to large-, mid-, small-, and micro-cap companies. Stocks in the S&P 500 represent about 80% of the S&P Total Market Index’s overall market value.

As with the S&P 500, the largest holdings of the S&P Total Market Index have the greatest influence on the fund’s performance. In addition, the sector percentage weightings of the two benchmarks are similar, although the S&P Total Market Index provides modestly greater exposure to financials than the S&P 500 and less exposure to consumer staples. The top performers of the S&P Total Market Index were generally in line with the S&P 500, led by the utilities, telecom services, and energy sectors. After being the strongest performer in the index in 2015, health care recorded the weakest results in the first half of 2016 due to poor results from some smaller biotech companies that are not included in the S&P 500; the financials sector also underperformed.

Extended Equity Market Index Fund
The Extended Equity Market Index Fund returned 2.25% for the six months ended June 30, 2016, versus 2.44% for its benchmark, the S&P Completion Index. Fund performance tends to slightly lag that of the benchmark because of the fund’s operating and management expenses. The S&P Completion Index, a subset of the S&P Total Market Index, excludes all S&P 500 stocks. The index covers more than 3,300 companies and provides exposure to mid-, small-, and micro-cap companies. Financial, information technology, and consumer discretionary companies make up nearly 60% of the benchmark.

Sector results among mid- and small-caps were driven by themes similar to the ones seen in the large-cap universe as investors sought out less risky, higher-yielding stocks and commodity prices rebounded. The utilities sector gained more than 25% for the quarter, while materials, telecom services, and consumer staples also had solid returns and advanced more than 10%. Some of the top-performing companies in the fund included oil and gas producer Continental Resources; Digital Realty Trust, a real estate investment trust that manages data centers; and food processor Ingredion. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Health care was the weakest sector by a wide margin, and consumer discretionary and information technology also lost ground during the period. Within health care, political rhetoric regarding drug pricing has weighed on biotechnology and pharmaceutical stocks, and there have also been a number of fundamental and clinical disappointments that have hurt the sector over the past six months. Pharmaceutical firms Alkermes, Ionis Pharmaceuticals, and Incyte were among the fund’s weakest performers.

OUTLOOK

Gradual improvement in U.S. economic activity is supported by solid private sector demand, reinforced by an improving job market and increasing wages. Despite industrial weakness, continued growth driven by consumer spending should be supportive for equities over the remainder of the year, although valuations of many companies are trending above historical averages and political uncertainty and changing expectations for Federal Reserve policy could trigger more volatility.

U.S. corporate earnings continue to be hampered by weakness in the energy and materials sectors, with second-quarter 2016 year-over-year growth expected to contract for the fifth straight quarter. However, consensus estimates forecast a rebound in earnings in the third and fourth quarters of this year. While corporate leverage has increased, balance sheets, apart from energy-related sectors, remain broadly healthy and provide the corporate sector flexibility in the use of capital to increase spending, engage in merger and acquisition activity, and return earnings to shareholders.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Ken D. Uematsu
Chairman of the Investment Advisory Committee, Equity Index 500 Fund, Extended Equity Market Index Fund, and Total Equity Market Index Fund

July 19, 2016

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment programs.

Supplement to Prospectus Dated May 1, 2016

The fund’s Board of Directors has approved lowering the fund’s expense limitation from 0.30% to 0.25%, effective September 1, 2016. On page 1, the fee table and expense example are revised as follows, effective September 1, 2016, to reflect the reduction of the expense limitation:

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Additionally, effective September 1, 2016, the second paragraph under the heading, “The Management Fee,” relating to the fund’s previous expense limitation of 0.30% is removed from pages 29 and 30 of the prospectus.

RISKS OF INVESTING

As with all stock mutual funds, the funds’ share prices can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Investment-weighted median market capitalization: The investment-weighted midpoint market capitalization (shares outstanding multiplied by current price) representing a typical security in a portfolio. An investment-weighted median represents the breakpoint where 50% of the values are above and 50% of the values are below based on portfolio weight.

Price-to-earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its reported earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

Projected earnings growth rate (IBES): A company’s expected earnings per share growth rate for a given time period based on the forecast from the Institutional Brokers’ Estimate System, which is commonly referred to as IBES.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 3,300 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index’s value. The index includes approximately 3,800 stocks.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 6/30/16
Apple	2.9%
Alphabet	2.3
Microsoft	2.2
ExxonMobil	2.1
Johnson & Johnson	1.8
GE	1.6
Amazon.com	1.5
Berkshire Hathaway	1.5
AT&T	1.5
Facebook	1.4
Verizon Communications	1.2
JPMorgan Chase	1.2
Procter & Gamble	1.2
Wells Fargo	1.2
Pfizer	1.2
Chevron	1.1
Coca-Cola	1.0
Merck	0.9
Home Depot	0.9
Philip Morris International	0.9
Comcast	0.9
Intel	0.8
PepsiCo	0.8
Walt Disney	0.8
Cisco Systems	0.8
Total	33.7%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 6/30/16
Apple	2.3%
Alphabet	1.8
Microsoft	1.8
ExxonMobil	1.7
Johnson & Johnson	1.4
GE	1.3
Amazon.com	1.2
Facebook	1.2
Berkshire Hathaway	1.2
AT&T	1.1
Verizon Communications	1.0
JPMorgan Chase	1.0
Procter & Gamble	1.0
Pfizer	0.9
Wells Fargo	0.9
Chevron	0.9
Coca-Cola	0.8
Merck	0.7
Comcast	0.7
Philip Morris International	0.7
Home Depot	0.7
PepsiCo	0.7
Intel	0.7
Cisco Systems	0.6
Walt Disney	0.6
Total	26.9%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 6/30/16
Charter Communications	1.2%
Liberty Global	0.7
Tesla Motors	0.6
LinkedIn	0.5
Las Vegas Sands	0.4
Incyte	0.4
Markel	0.3
BioMarin Pharmaceutical	0.3
T-Mobile US	0.3
SBA Communications	0.3
Hilton Worldwide Holdings	0.3
FleetCor Technologies	0.3
ServiceNow	0.3
DISH Network	0.3
Celanese	0.3
Palo Alto Networks	0.2
Maxim Integrated Products	0.2
Medivation	0.2
Bunge Limited	0.2
Regency Centers	0.2
Ingredion	0.2
Mettler-Toledo International	0.2
Annaly Capital Management	0.2
Twitter	0.2
Jazz Pharmaceuticals	0.2
Total	8.5%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Equity Index 500 Fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/16	Year Ended 12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
NET ASSET VALUE						
Beginning of period	$ 54.95	$ 55.47	$ 49.79	$ 38.40	$ 33.88	$ 33.86
Investment activities						
Net investment income[(1)]	0.52	1.11	0.95	0.81	0.77	0.60[(2)]
Net realized and unrealized gain / loss	1.50	(0.52)	5.67	11.39	4.52	0.02
Total from investment activities	2.02	0.59	6.62	12.20	5.29	0.62
Distributions						
Net investment income	(0.50)	(1.11)	(0.94)	(0.81)	(0.77)	(0.60)
NET ASSET VALUE						
End of period	**$ 56.47**	**$ 54.95**	**$ 55.47**	**$ 49.79**	**$ 38.40**	**$ 33.88**

Ratios/Supplemental Data

Total return[(3)]	**3.70%**	**1.11%**	**13.40%**	**32.02%**	**15.68%**	**1.87%[(2)]**
Ratio of total expenses to average net assets	0.27%[(4)]	0.27%	0.27%	0.28%	0.29%	0.30%[(2)]
Ratio of net investment income to average net assets	1.91%[(4)]	1.99%	1.81%	1.82%	2.08%	1.75%[(2)]
Portfolio turnover rate	5.4%	10.0%	5.7%	10.4%	7.5%	5.5%
Net assets, end of period (in millions)	$ 25,521	$ 24,933	$ 24,367	$ 20,257	$ 15,551	$ 13,411

(1) Per share amounts calculated using average shares outstanding method.

(2) Excludes expenses in excess of a 0.30% contractual expense limitation in effect through 4/30/16.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 12.2%		
Auto Components 0.3%		
Borg-Warner	311,800	9,204
Delphi Automotive	386,900	24,220
Goodyear Tire & Rubber	363,350	9,324
Johnson Controls	917,087	40,590
		83,338
Automobiles 0.5%		
Ford Motor	5,535,828	69,585
General Motors	2,002,500	56,671
Harley-Davidson (1)	261,890	11,864
		138,120
Distributors 0.2%		
Genuine Parts	211,112	21,375
LKQ Corporation (2)	451,800	14,322
		35,697
Diversified Consumer Services 0.0%		
H&R Block	336,338	7,736
		7,736
Hotels, Restaurants & Leisure 1.7%		
Carnival	626,598	27,695
Chipotle Mexican Grill (1)(2)	43,200	17,399
Darden Restaurants (1)	170,852	10,822
Marriott, Class A (1)	266,122	17,686
McDonald's	1,254,664	150,986
Royal Caribbean Cruises	239,000	16,049
Starbucks	2,089,772	119,368
Starwood Hotels & Resorts Worldwide	235,345	17,404
Wyndham Worldwide	162,217	11,555
Wynn Resorts (1)	107,600	9,753

Yum! Brands	579,920	48,087
		446,804
Household Durables 0.5%		
D. R. Horton	448,900	14,131
Garmin	166,900	7,080
Harman International	95,600	6,866
Leggett & Platt	192,696	9,849
Lennar, Class A	254,800	11,746
Mohawk Industries (2)	85,200	16,168
Newell Brands	639,725	31,071
Pulte Group	461,844	9,001
Whirlpool	105,608	17,599
		123,511
Internet & Catalog Retail 2.2%		
Amazon.com (2)	553,000	395,738
Expedia	171,550	18,236
Netflix (2)	605,600	55,400
Priceline (2)	70,670	88,225
TripAdvisor (1)(2)	156,150	10,040
		567,639
Leisure Products 0.1%		
Hasbro	152,821	12,836
Mattel	477,919	14,954
		27,790
Media 2.7%		
CBS, Class B	592,267	32,243
Comcast, Class A	3,442,976	224,448
Discovery Communications, Class A (1)(2)	209,600	5,288
Discovery Communications, Class C (1)(2)	321,000	7,656
Interpublic Group	546,625	12,627
News Corp, Class A	564,572	6,408

News Corp, Class B (1)	185,400	2,164
Omnicom (1)	344,366	28,062
Scripps Networks Interactive (1)	128,700	8,014
TEGNA	308,398	7,146
Time Warner	1,114,281	81,944
Twenty-First Century Fox	624,600	17,020
Twenty-First Century Fox, Class A	1,596,489	43,185
Viacom, Class B	492,767	20,435
Walt Disney	2,137,568	209,097
		705,737
Multiline Retail 0.6%		
Dollar General	400,800	37,675
Dollar Tree (2)	337,794	31,834
Kohl's (1)	280,522	10,637
Macy's	466,984	15,695
Nordstrom (1)	191,102	7,272
Target	836,317	58,392
		161,505
Specialty Retail 2.6%		
Advance Auto Parts	106,700	17,246
Autonation (1)(2)	102,051	4,794
AutoZone (2)	42,045	33,377
Bed Bath & Beyond	220,622	9,535
Best Buy	416,513	12,745
CarMax (1)(2)	282,600	13,856
Foot Locker	198,800	10,906
Gap (1)	310,401	6,587
Home Depot	1,777,995	227,032
L Brands	354,401	23,791
Lowe's	1,266,418	100,262
O'Reilly Automotive (2)	137,500	37,276
Ross Stores	563,000	31,917

Signet Jewelers (1)	108,600	8,950
Staples	955,271	8,234
Tiffany (1)	156,707	9,503
TJX	942,628	72,799
TSC	194,500	17,735
Ulta Salon Cosmetics & Fragrance (2)	87,300	21,270
Urban Outfitters (2)	115,500	3,176
		670,991
Textiles, Apparel & Luxury Goods 0.8%		
Coach	394,790	16,084
Hanesbrands	540,700	13,588
Michael Kors Holdings (1)(2)	251,200	12,429
Nike, Class B	1,905,280	105,171
PVH	116,600	10,987
Ralph Lauren	86,900	7,788
Under Armour (1)(2)	266,100	10,679
Under Armour, Class C	267,992	9,755
V. F.	476,008	29,270
		215,751
Total Consumer Discretionary		3,184,619
CONSUMER STAPLES 10.5%		
Beverages 2.4%		
Brown-Forman, Class B (1)	145,719	14,537
Coca-Cola	5,564,864	252,255
Constellation Brands, Class A	248,400	41,086
Dr Pepper Snapple	269,400	26,032
Molson Coors Brewing, Class B	257,512	26,042
Monster Beverage (2)	201,300	32,351
PepsiCo	2,064,423	218,705
		611,008

Food & Staples Retailing 2.4%		
Costco Wholesale	628,307	98,669
CVS Health	1,535,051	146,966
Kroger	1,363,206	50,152
Sysco	745,804	37,842
Wal-Mart	2,182,657	159,378
Walgreens Boots Alliance	1,235,160	102,852
Whole Foods Market (1)	481,600	15,421
		611,280
Food Products 1.8%		
Archer-Daniels-Midland	855,916	36,710
Campbell Soup	252,549	16,802
ConAgra	621,961	29,736
General Mills	837,758	59,749
Hershey Foods (1)	203,506	23,096
Hormel Foods	385,376	14,105
J.M. Smucker	167,700	25,559
Kellogg	358,036	29,234
Kraft Heinz	838,783	74,215
McCormick (1)	175,005	18,668
Mead Johnson Nutrition, Class A	259,600	23,559
Mondelez International	2,205,653	100,379
Tyson Foods, Class A	423,000	28,252
		480,064
Household Products 2.0%		
Church & Dwight	180,900	18,613
Clorox	188,397	26,072
Colgate-Palmolive	1,276,282	93,424
Kimberly-Clark	521,640	71,715
Procter & Gamble	3,804,360	322,115
		531,939

Personal Products 0.1%		
Estee Lauder, Class A	310,900	28,298
		28,298
Tobacco 1.8%		
Altria Group	2,777,406	191,530
Philip Morris International	2,217,106	225,524
Reynolds American	1,168,616	63,023
		480,077
Total Consumer Staples		2,742,666
ENERGY 7.4%		
Energy Equipment & Services 1.1%		
Baker Hughes	605,267	27,316
Diamond Offshore Drilling	102,400	2,491
FMC Technologies (2)	312,400	8,332
Halliburton	1,227,508	55,594
Helmerich & Payne (1)	153,200	10,284
National Oilwell Varco (1)	515,954	17,362
Schlumberger	1,989,515	157,331
Transocean	471,430	5,605
		284,315
Oil, Gas & Consumable Fuels 6.3%		
Anadarko Petroleum	730,840	38,917
Apache	545,937	30,392
Cabot Oil & Gas	677,700	17,444
Chesapeake Energy (2)	878,400	3,760
Chevron	2,693,721	282,383
Cimarex Energy	142,300	16,979
Columbia Pipeline	577,378	14,717
Concho Resources (1)(2)	179,000	21,349
ConocoPhillips	1,782,713	77,726

Devon Energy	737,012	26,717
EOG Resources	781,208	65,169
EQT	249,829	19,344
ExxonMobil	5,926,432	555,544
First Solar (1)(2)	115,400	5,595
Hess	386,952	23,256
Kinder Morgan	2,584,500	48,382
Marathon Oil	1,154,582	17,330
Marathon Petroleum	765,682	29,065
Murphy Oil (1)	232,600	7,385
Newfield Exploration (2)	282,900	12,499
Noble Energy	644,300	23,111
Occidental Petroleum	1,086,094	82,065
ONEOK	307,400	14,586
Phillips 66	660,056	52,369
Pioneer Natural Resources	232,200	35,111
Range Resources	232,100	10,013
Southwestern Energy (2)	535,800	6,740
Spectra Energy	976,337	35,763
Tesoro Petroleum	171,000	12,811
Valero Energy	664,434	33,886
Williams Companies	952,470	20,602
		1,641,010
Total Energy		1,925,325

FINANCIALS 15.7%

Banks 5.2%

Bank of America	14,688,065	194,911
BB&T	1,165,058	41,488
Citigroup	4,194,679	177,812
Citizens Financial	774,000	15,464
Comerica	250,385	10,298
Fifth Third Bancorp	1,105,196	19,440

Huntington Bancshares	1,181,058	10,559
JP Morgan Chase	5,226,113	324,751
KeyCorp	1,181,584	13,056
M&T Bank	228,292	26,991
Peoples United Financial (1)	414,500	6,077
PNC Financial Services Group	722,457	58,801
Regions Financial	1,755,765	14,941
SunTrust	732,911	30,108
U.S. Bancorp	2,316,522	93,425
Wells Fargo	6,603,227	312,531
Zions Bancorporation (1)	312,328	7,849
		1,358,502
Capital Markets 1.8%		
Affiliated Managers Group (2)	74,800	10,530
Ameriprise Financial	237,239	21,316
Bank of New York Mellon	1,510,572	58,686
BlackRock	180,860	61,950
Charles Schwab	1,692,699	42,842
E*TRADE Financial (2)	404,305	9,497
Franklin Resources	547,511	18,270
Goldman Sachs	558,524	82,986
Invesco	585,000	14,941
Legg Mason	173,900	5,128
Morgan Stanley	2,167,064	56,300
Northern Trust	299,932	19,874
State Street	557,423	30,056
T. Rowe Price Group (3)	358,752	26,178
		458,554
Consumer Finance 0.7%		
American Express	1,172,299	71,229
Capital One Financial	731,824	46,478
Discover Financial	592,962	31,777

Navient	548,224	6,551
Synchrony Financial (2)	1,162,375	29,385
		185,420
Diversified Financial Services 2.2%		
Berkshire Hathaway, Class B (2)	2,678,100	387,762
CME Group	482,380	46,984
Intercontinental Exchange	166,728	42,676
Leucadia National	516,600	8,953
Moody's	236,388	22,152
Nasdaq	168,600	10,903
S&P Global	383,024	41,083
		560,513
Insurance 2.6%		
Aflac	594,884	42,927
Allstate	536,467	37,526
American International Group	1,599,430	84,594
Aon	369,895	40,404
Arthur J. Gallagher	253,200	12,052
Assurant	92,900	8,018
Chubb	663,864	86,774
Cincinnati Financial	213,423	15,983
Hartford Financial Services	570,875	25,336
Lincoln National	347,481	13,472
Loews	390,782	16,057
Marsh & McLennan	732,193	50,126
MetLife	1,546,154	61,583
Principal Financial Group	386,192	15,876
Progressive	842,160	28,212
Prudential Financial	626,995	44,730
The Travelers Companies	414,096	49,294
Torchmark	153,869	9,512
Unum Group	336,429	10,695

Willis Towers Watson	196,198	24,389
XL Group	399,476	13,307
		690,867
Real Estate Investment Trusts 3.2%		
AIMCO, REIT	223,118	9,853
American Tower, REIT	597,880	67,925
AvalonBay Communities, REIT	192,163	34,664
Boston Properties, REIT	222,800	29,387
Crown Castle International, REIT	484,700	49,163
Digital Realty Trust, REIT (1)	216,200	23,564
Equinix, REIT	99,608	38,621
Equity Residential, REIT	515,775	35,527
Essex Property Trust, REIT	91,200	20,802
Extra Space Storage, REIT	191,100	17,684
Federal Realty Investment Trust, REIT	103,900	17,201
General Growth Properties, REIT	798,400	23,808
HCP, REIT	646,300	22,866
Host Hotels & Resorts, REIT	1,029,697	16,691
Iron Mountain, REIT	356,203	14,188
Kimco Realty, REIT	564,200	17,705
Macerich Company, REIT	185,700	15,857
Prologis, REIT	759,527	37,247
Public Storage, REIT	208,700	53,342
Realty Income, REIT	361,800	25,094
Simon Property Group, REIT	436,334	94,641
SL Green Realty, REIT	145,200	15,459
UDR, REIT	405,700	14,978
Ventas, REIT	470,900	34,291
Vornado Realty Trust, REIT	248,586	24,888
Welltower, REIT	500,680	38,137
Weyerhaeuser, REIT	1,063,805	31,670
		825,253

Real Estate Management & Development 0.0%

CBRE Group (2)	395,500	10,473
		10,473
Total Financials		4,089,582

HEALTH CARE 14.6%

Biotechnology 2.9%

AbbVie	2,311,517	143,106
Alexion Pharmaceuticals (2)	316,700	36,978
Amgen	1,071,632	163,049
Biogen (2)	310,059	74,978
Celgene (2)	1,107,804	109,263
Gilead Sciences	1,903,468	158,787
Regeneron Pharmaceuticals (2)	109,200	38,136
Vertex Pharmaceuticals (2)	352,100	30,288
		754,585

Health Care Equipment & Supplies 2.4%

Abbott Laboratories	2,085,417	81,978
Baxter International (1)	764,049	34,550
Becton, Dickinson & Company	301,367	51,109
Boston Scientific (2)	1,935,429	45,231
C. R. Bard	102,554	24,116
Dentsply Sirona	337,300	20,926
Edwards Lifesciences (2)	307,480	30,665
Hologic (2)	357,800	12,380
Intuitive Surgical (2)	54,400	35,981
Medtronic	2,009,773	174,388
St. Jude Medical	400,521	31,240
Stryker	453,651	54,361
Varian Medical Systems (1)(2)	137,200	11,282

Zimmer Biomet Holdings	273,581	32,934
		641,141
Health Care Providers & Services 2.8%		
Aetna	495,621	60,530
AmerisourceBergen	264,024	20,942
Anthem	368,474	48,395
Cardinal Health	480,802	37,507
Centene (2)	238,300	17,008
Cigna	366,728	46,938
DaVita HealthCare Partners (2)	236,700	18,302
Express Scripts Holding (2)	903,738	68,503
HCA Holdings (2)	432,900	33,338
Henry Schein (2)	123,500	21,835
Humana	211,854	38,108
Laboratory Corporation of America (2)	147,300	19,189
McKesson	323,559	60,392
Patterson Companies	117,400	5,622
Quest Diagnostics	210,596	17,145
UnitedHealth Group	1,358,946	191,883
Universal Health Services	124,800	16,736
		722,373
Health Care Technology 0.1%		
Cerner (2)	437,012	25,609
		25,609
Life Sciences Tools & Services 0.6%		
Agilent Technologies	453,036	20,097
Illumina (2)	204,100	28,651
PerkinElmer	155,200	8,136
Thermo Fisher Scientific	560,307	82,791
Waters (2)	112,035	15,758
		155,433

Pharmaceuticals 5.8%		
Allergan (2)	565,271	130,628
Bristol-Myers Squibb	2,383,010	175,270
Eli Lilly	1,385,480	109,107
Endo International (2)	285,200	4,446
Johnson & Johnson	3,931,290	476,865
Mallinckrodt (2)	156,000	9,482
Merck	3,956,099	227,911
Mylan (2)	610,405	26,394
Perrigo (1)	208,300	18,887
Pfizer	8,668,081	305,203
Zoetis	658,200	31,238
		1,515,431
Total Health Care		3,814,572
INDUSTRIALS & BUSINESS SERVICES 10.2%		
Aerospace & Defense 2.7%		
Boeing	855,780	111,140
General Dynamics	412,472	57,433
Harris	180,100	15,028
Honeywell International	1,092,166	127,041
L-3 Communication	108,169	15,867
Lockheed Martin	371,944	92,305
Northrop Grumman	256,559	57,028
Raytheon	428,158	58,208
Rockwell Collins (1)	180,681	15,383
Textron	377,290	13,794
Transdigm Group (2)	79,000	20,831
United Technologies	1,102,996	113,112
		697,170
Air Freight & Logistics 0.7%		
C.H. Robinson Worldwide	196,500	14,590

Expeditors International of Washington	259,800	12,741
FedEx	364,310	55,295
UPS, Class B	982,569	105,842
		188,468
Airlines 0.5%		
Alaska Air Group	182,200	10,620
American Airlines	824,300	23,336
Delta Air Lines	1,091,900	39,778
Southwest Airlines	916,345	35,930
United Continental (2)	468,800	19,240
		128,904
Building Products 0.1%		
Allegion	127,920	8,881
Fortune Brands Home & Security	226,700	13,142
Masco	460,554	14,250
		36,273
Commercial Services & Supplies 0.4%		
Cintas	122,711	12,042
Pitney Bowes	268,538	4,780
Republic Services	330,406	16,953
Stericycle (2)	115,600	12,036
Tyco International	607,200	25,867
Waste Management	597,910	39,623
		111,301
Construction & Engineering 0.1%		
Fluor	192,690	9,496
Jacobs Engineering Group (2)	172,800	8,607
Quanta Services (2)	246,900	5,708
		23,811

Electrical Equipment 0.5%		
Acuity Brands	62,800	15,572
AMETEK	328,300	15,177
Eaton	639,051	38,171
Emerson Electric	909,760	47,453
Rockwell Automation	180,846	20,765
		137,138
Industrial Conglomerates 2.6%		
3M	866,801	151,794
Danaher	849,238	85,773
GE	13,142,646	413,731
Roper Technologies	141,600	24,151
		675,449
Machinery 1.3%		
Caterpillar (1)	834,084	63,232
Cummins	228,196	25,658
Deere (1)	431,196	34,944
Dover	231,809	16,069
Flowserve (1)	176,400	7,968
Illinois Tool Works	470,778	49,036
Ingersoll-Rand	364,160	23,190
PACCAR	504,608	26,174
Parker-Hannifin	192,808	20,833
Pentair	246,869	14,390
Snap-On	80,300	12,673
Stanley Black & Decker	208,332	23,171
Xylem	241,500	10,783
		328,121
Professional Services 0.3%		
Dun & Bradstreet	56,400	6,872
Equifax	173,645	22,296

Nielsen Holdings	502,800	26,130
Robert Half International	179,562	6,852
Verisk Analytics, Class A (2)	213,500	17,311
		79,461
Road & Rail 0.8%		
CSX	1,397,512	36,447
J.B. Hunt Transport Services (1)	121,370	9,823
Kansas City Southern	148,800	13,405
Norfolk Southern	426,369	36,297
Ryder System	73,393	4,487
Union Pacific	1,197,052	104,443
		204,902
Trading Companies & Distributors 0.2%		
Fastenal (1)	399,000	17,711
United Rentals (2)	128,700	8,636
W. W. Grainger	80,532	18,301
		44,648
Total Industrials & Business Services		2,655,646
INFORMATION TECHNOLOGY 19.6%		
Communications Equipment 0.9%		
Cisco Systems	7,146,909	205,045
F5 Networks (2)	102,570	11,676
Juniper Networks	486,600	10,944
Motorola Solutions	220,962	14,577
		242,242
Electronic Equipment, Instruments & Components 0.4%		
Amphenol, Class A	425,500	24,394
Corning	1,559,069	31,930
FLIR Systems	180,500	5,587
Keysight Technologies (2)	136,368	3,967

TE Connectivity	515,800	29,457
		95,335
Internet Software & Services 4.1%		
Akamai Technologies (2)	240,800	13,468
Alphabet, Class A (2)	419,700	295,271
Alphabet, Class C (2)	422,484	292,401
eBay (2)	1,542,043	36,099
Facebook (2)	3,304,100	377,593
VeriSign (1)(2)	134,300	11,612
Yahoo! (2)	1,239,596	46,559
		1,073,003
IT Services 3.7%		
Accenture, Class A	892,688	101,133
Alliance Data Systems (2)	82,020	16,069
Automatic Data Processing	643,181	59,089
Cognizant Technology Solutions (2)	862,700	49,381
CSRA	184,811	4,330
Fidelity National Information	399,200	29,413
Fiserv (2)	320,730	34,873
Global Payments	211,700	15,111
IBM	1,254,758	190,447
MasterCard, Class A	1,395,900	122,923
Paychex	451,005	26,835
PayPal Holdings (2)	1,561,043	56,994
Teradata (2)	190,498	4,776
Total System Services	233,562	12,404
Visa, A Shares (1)	2,722,300	201,913
Western Union (1)	723,603	13,879
Xerox	1,316,366	12,492
		952,062
Semiconductor & Semiconductor Equipment 2.8%		
Analog Devices	449,274	25,447

Applied Materials	1,575,771	37,771
Broadcom	528,969	82,202
Intel	6,748,716	221,358
KLA-Tencor	216,928	15,890
Lam Research	221,740	18,640
Linear Technology	344,614	16,035
Microchip Technology (1)	304,000	15,431
Micron Technology (2)	1,530,836	21,064
NVIDIA (1)	729,361	34,287
Qorvo (2)	174,400	9,637
QUALCOMM	2,123,285	113,744
Skyworks Solutions	274,400	17,364
Texas Instruments	1,431,584	89,689
Xilinx	354,383	16,348
		734,907
Software 4.1%		
Activision Blizzard	711,020	28,178
Adobe Systems (2)	714,942	68,484
Autodesk (2)	328,396	17,779
CA	423,076	13,889
Citrix Systems (2)	213,806	17,124
Electronic Arts (2)	429,720	32,556
Intuit	360,684	40,256
Microsoft	11,226,453	574,458
Oracle	4,460,767	182,579
Red Hat (2)	255,200	18,527
salesforce.com (2)	895,100	71,080
Symantec	837,867	17,210
		1,082,120
Technology Hardware, Storage & Peripherals 3.6%		
Apple	7,828,524	748,407
EMC	2,791,563	75,847

Hewlett Packard Enterprise	2,410,043	44,031
HP	2,424,143	30,423
NetApp	419,423	10,314
Seagate Technology (1)	419,600	10,221
Western Digital	398,011	18,810
		938,053
Total Information Technology		5,117,722

MATERIALS 2.8%

Chemicals 2.0%

Air Products & Chemicals	274,583	39,002
Albemarle	162,200	12,864
CF Industries	325,000	7,833
Dow Chemical	1,582,899	78,686
Eastman Chemical	213,208	14,477
Ecolab	380,089	45,079
El du Pont de Nemours	1,234,223	79,978
FMC (1)	202,500	9,378
International Flavors & Fragrances (1)	110,854	13,975
Lyondellbasell Industries, Class A	483,100	35,952
Monsanto	626,152	64,750
Mosaic (1)	513,950	13,455
PPG Industries	376,746	39,238
Praxair	399,539	44,904
Sherwin-Williams	109,599	32,186
		531,757

Construction Materials 0.2%

Martin Marietta Materials	91,400	17,549
Vulcan Materials	182,683	21,988
		39,537

Containers & Packaging 0.3%		
Avery Dennison	122,677	9,170
Ball (1)	236,504	17,097
International Paper	570,823	24,191
Owens-Illinois (2)	230,000	4,142
Sealed Air	283,640	13,039
Westrock	359,577	13,977
		81,616
Metals & Mining 0.3%		
Alcoa	1,916,983	17,770
Freeport-McMoRan	1,737,486	19,356
Newmont Mining	758,980	29,691
Nucor	450,412	22,255
		89,072
Total Materials		741,982
TELECOMMUNICATION SERVICES 2.9%		
Diversified Telecommunication Services 2.9%		
AT&T	8,798,300	380,175
CenturyLink (1)	772,556	22,412
Frontier Communications (1)	1,581,374	7,812
Level 3 Communications (2)	417,000	21,471
Verizon Communications	5,825,893	325,318
Total Telecommunication Services		757,188
UTILITIES 3.7%		
Electric Utilities 2.2%		
Alliant Energy	322,300	12,795
American Electric Power	692,744	48,554
Duke Energy	975,569	83,694
Edison International	460,244	35,747

Entergy	267,821	21,787
Eversource Energy	455,900	27,308
Exelon	1,300,691	47,293
FirstEnergy	620,298	21,655
NextEra Energy	652,982	85,149
PG&E	707,814	45,244
Pinnacle West Capital	149,126	12,088
PPL	964,658	36,416
Southern Company	1,341,386	71,939
XCEL Energy	721,054	32,289
		581,958
Gas Utilities 0.1%		
AGL Resources	170,010	11,216
		11,216
Independent Power & Renewable Electricity Producers 0.1%		
AES	933,193	11,646
NRG Energy	447,400	6,707
		18,353
Multi-Utilities 1.2%		
Ameren	331,564	17,765
CenterPoint Energy	659,229	15,822
CMS Energy	416,320	19,092
Consolidated Edison	434,051	34,915
Dominion Resources	880,758	68,636
DTE Energy	257,888	25,562
NiSource	433,978	11,509
Public Service Enterprise	732,594	34,146
SCANA	208,800	15,798
Sempra Energy	338,654	38,613
Teco Energy	321,076	8,875

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Operations

($000s)

	6 Months Ended 6/30/16
Investment Income (Loss)	
Income	
Dividend	$ 269,457
Securities lending	1,156
Interest	20
Total income	270,633
Expenses	
Investment management	12,409
Shareholder servicing	
Investor Class	20,482
Prospectus and shareholder reports	
Investor Class	72
Custody and accounting	285
Registration	76
Legal and audit	29
Directors	51
Miscellaneous	32
Repaid to Price Associates	1
Total expenses	33,437
Net investment income	237,196
Realized and Unrealized Gain / Loss	
Net realized gain (loss)	
Securities	566,349
Futures	(2,825)
Net realized gain	563,524
Change in net unrealized gain / loss	
Securities	152,868
Futures	(1,532)
Change in net unrealized gain / loss	151,336
Net realized and unrealized gain / loss	714,860
INCREASE IN NET ASSETS FROM OPERATIONS	$ 952,056

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to track the performance of a benchmark index that measures the investment return of large capitalization U.S. stocks. The fund has two classes of shares: the Equity Index 500 Fund original share class, referred to in this report as the Investor Class, incepted on March 30, 1990, and the Equity Index 500 Fund–I Class (I Class), incepted on August 28, 2015. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions, if any, are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Income distributions are declared and paid by each class quarterly. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2016, the fund realized $211,468,000 of net gain on $336,870,000 of in-kind redemptions.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2016, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30, 2016, the fund held equity futures with cumulative unrealized loss of $444,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended June 30, 2016, the fund recognized $2,825,000 of realized loss on Futures and a $(1,532,000) change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of June 30, 2016, securities valued at $4,140,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2016, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2016, the value of loaned securities was $393,841,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $398,958,000.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $1,836,998,000 and $1,341,718,000, respectively, for the six months ended June 30, 2016.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. As of December 31, 2015, the fund had $201,304,000 of available capital loss carryforwards, which expire as follows: $143,104,000 in fiscal 2016, $36,622,000 in fiscal 2017; $21,578,000 have no expiration.

At June 30, 2016, the cost of investments for federal income tax purposes was $17,297,502,000. Net unrealized gain aggregated $9,158,467,000 at period-end, of which $10,242,281,000 related to appreciated investments and $1,083,814,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.10% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The Investor Class is also subject to a contractual expense limitation through April 30, 2016. During the limitation period, Price Associates was required to waive its management fee and pay the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.30%. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, borrowing-related expenses, taxes, brokerage commissions, and extraordinary expenses, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until April 30, 2018, and may be renewed, revised or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, $1,000 of expenses were repaid to Price Associates during the six months ended June 30, 2016. At June 30, 2016, there were no amounts subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and I Class. For the six months ended June 30, 2016, expenses incurred pursuant to these service agreements were $24,000 for Price Associates; $1,251,000 for T. Rowe Price Services, Inc.; and $897,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements, if any.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2016, the fund was charged $1,469,000 for shareholder servicing costs related to the college savings plans, of which $1,236,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2016, approximately 5% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) and T. Rowe Price Target Funds (Target Funds) may invest. Neither the Retirement Funds nor the Target Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Prior to February 1, 2016, the Target Funds were subject to the same special servicing agreement; thus expenses associated with the operation of the Target Funds prior to that date were borne by the underlying Price Funds. Effective February 1, 2016, expenses associated with the operation of the Target Funds are borne by the Target Funds. Expenses allocated under the special servicing agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2016, the fund was allocated $15,876,000 of Retirement Funds’ and Target Funds’ expenses, of which $6,572,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At June 30, 2016, approximately 74% of the outstanding shares of the Investor Class were held by the Retirement Funds and 21% of the outstanding shares of the I Class were held by the Target Funds.

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2016, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of June 30, 2016.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page

https://www3.troweprice.com/usis/corporate/en/utility/policies.html and scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 11, 2016, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations (subject to an expense limitation on total expense ratio with respect to the Investor Class and an expense limitation on operating expenses with respect to the I Class). The Board concluded that the advisory fee structure for the fund continued to be appropriate.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class and I Class) in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was at or below the median for comparable funds. The information also indicated that the total expense ratio (for the Investor Class) was above the median for certain groups of comparable funds and at or below the median for other groups of comparable funds and the total expense ratio (for the I Class) was below the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts (including subadvised mutual funds) and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business differ from those of the Advisor’s proprietary mutual fund business. The Board considered information showing that the Advisor’s proprietary mutual fund business is generally more complex from a business and compliance perspective than its institutional account business, and considered various other relevant factors, including the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its proprietary mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for another institutional account, and the degree to which the Advisor performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 17, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date August 17, 2016